SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13: SUBSEQUENT EVENTS

Pro Forma Stockholders’ Equity

As noted in the accompanying unaudited condensed consolidated balance sheet as of June 30, 2025, the Company’s stockholders’ equity was $7,106,120.As a result of various transactions entered into by the Company since June 30, 2025, including without limitation various equity offerings (as disclosed in various Current Reports on Form 8-K filed by the Company with the SEC) the Company believes that as of August 13, 2025, its stockholders’ equity is well in excess of $5,000,000, at $33,106,120. The unaudited pro forma condensed balance sheet shown has been prepared to illustrate the impact of a number of events that followed the close of the Company’s  second fiscal quarter ended June 30, 2025, including without limitation the aforementioned equity offerings.

The unaudited pro forma condensed balance sheet is based on the Company’s unaudited consolidated balance sheet as of June 30, 2025, as contained in this Quarterly Report on Form 10-Q for the quarter ended June 30, 2025, adjusted to reflect the subsequent events after the balance sheet date of June 30, 2025, through the date of filing of this Quarterly Report on Form 10-Q, as if such events occurred on June 30, 2025.

The unaudited pro forma condensed consolidated balance sheet is being provided for informational purposes only, and should be read in conjunction with the more detailed audited consolidated financial statements and related notes thereto included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and the unaudited condensed consolidated financial statements and related notes thereto included in this Quarterly Report on Form 10-Q for the quarter ended June 30, 2025, as well as in the Company’s other filings with the SEC.

	June 30,	Pro Forma	Note	As Adjusted June 30,
Stockholders’ equity:	2025	Adjustments	Reference	2025
Series A convertible preferred stock, $0.0001 par value per share; 6,300 shares designated; 6,300 shares issued and outstanding as of both June 30, 2025 and December 31, 2024	1	-		1
Series C convertible preferred stock, $0.0001 par value per share, 1,344 and 4,786 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	1	-		1
Common stock, $0.0001 par value per share, 1,000,000,000 shares authorized, 5,726,930 and 838,584 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	449	-		449
Additional paid-in capital	138,414,479	27,102,500	(1)	165,516,979
Accumulated deficit	(131,308,810)	-		(131,308,810)
Total stockholders’ equity	7,106,120	27,102,500	(1)	34,208,620

(1) Includes the issuance of (1) 289,340 common shares in connection with the $3,000,000 Exclusive Private Label Manufacturing Agreement (the “AAA Agreement”) with AAA Tuscaloosa, LLC, (2) 868,019 common shares in connection with the $9,000,000 Exclusive Private Label Manufacturing Agreement (the “Holdco Agreement”) with Traffic Holdco, LLC, warrants in connection with our February 2025 offering, and (4) 14,032 preferred shares in connection with our $10,125,000 net proceeds from the August 2025 private placement offering.

Equity Offering

In August 2025, the Company completed a private offering consisting of the sale of shares of Series D convertible preferred stock for $11,225,000 and a warrant exercise for $5,000,000 for gross proceeds of $16,225,000, before deducting placement agent fees and commissions and other offering expenses. See below for further detail.

On August 13, 2025, the Company closed its previously announced private investment in public equity (the “PIPE Offering”) pursuant to the Securities Purchase Agreement, dated August 8, 2025 (the “Securities Purchase Agreement”), by and among the Company and select investors (each, an “Investor” and collectively, the “Investors”). At the closing, the Company issued to the Investors an aggregate of approximately 14,031.25 shares of its Series D Convertible Preferred Stock, par value $0.0001 per share (the “Series D Preferred Stock”), which are convertible into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to beneficial ownership limitations set by the Investors, at a conversion price equal to 80% of the lowest closing price of the Common Stock for each of the five trading days immediately prior to the conversion date. The aggregate cash purchase price for the Series D Preferred Stock was approximately $11,225,000 (the “Offering Proceeds”), before deducting placement agent fees and other offering expenses, having a stated value of approximately $14,031,250. The Company intends to use the proceeds from the PIPE Offering for general corporate and working capital purposes.

The Investors shall not be entitled to convert any shares of their Series D Preferred Stock into shares of Common Stock (such shares issued upon conversion, the “Conversion Shares”) to the extent that, after giving effect to such conversion, any such Investor (together with its affiliates) would beneficially own in excess of 19.99% of the outstanding shares of Common Stock of the Company, unless and until the Company has obtained such approval as may be required by the applicable rules and regulations of the Nasdaq Stock Market (or any successor entity) from the shareholders of the Company with respect to the transactions contemplated by the Transaction Documents, pursuant to Nasdaq Rule 5635(d) or any similar rule of any other national securities exchange on which the Common Stock is then listed (the “Shareholder Approval”).

Pursuant to the Securities Purchase Agreement, the Company is required to hold the proceeds from the PIPE Offering in a segregated bank account, the sole purpose of which is to hold such proceeds until released in accordance with the Securities Purchase Agreement (the “Segregated Account”). The Company shall not withdraw or used any of the funds in the Segregated Account unless and until the earlier of: (i) the Company receiving notice that its securities have been approved for trading on a National Securities Exchange (such approval, the “Exchange Approval”); or (ii) the expiration of the Redemption Option (as defined below) without it having been exercised.

In the event that the Company has not received Exchange Approval within ninety (90) days following the closing of the PIPE Offering (the “Listing Deadline”), the Investor shall have the right, but not the obligation, at any time from and after the Listing Deadline and prior to receipt of Exchange Approval, to require the Company to redeem all or any portion of the Investor’s Series D Preferred Stock by delivering written notice to the Company specifying the amount to be redeemed and wire instructions for payment (the “Redemption Option”). Upon receipt of such written notice (a “Redemption Notice”), the Company shall return to the Investor, without interest, the applicable portion of the purchase price paid for the Series D Preferred Stock within five (5) business days. The Redemption Option shall terminate automatically upon the Company’s receipt of Exchange Approval.

Upon the Company’s written notice to the Placement Agent that (i) it has received Exchange Approval and (ii) the registration statement covering the resale of the shares of Common Stock issuable upon conversion of the Series D Preferred Stock (the “Conversion Shares”) (the “Registration Statement”) has been filed with the U.S. Securities and Exchange Commission (the “SEC”), the Company may transfer up to $5,061,000 of the Offering Proceeds from the Segregated Account to the Company’s general operating account. The remaining Offering Proceeds in the Segregated Account shall not be accessed, released, transferred, or otherwise used by the Company unless and until (A) the Reverse Split Proposals (as defined in the Securities Purchase Agreement) have been duly authorized and executed and proof thereof have been delivered to the Placement Agent; (B) if required by the rules of the principal securities exchange or trading market on which the Company’s Common Stock is then listed, the Company has obtained Shareholder Approval for the issuance of securities in excess of twenty percent (20%) of the Company’s issued and outstanding Common Stock; and (C) the Company has received a written notice from the SEC that the Registration Statement has been declared effective by the SEC.

RBW Capital Partners LLC (a division of Dawson James Securities, Inc.) acted as placement agent (the “Placement Agent”) in connection with the PIPE Offering, pursuant to that certain Placement Agency Agreement, dated as of August 8, 2025, between the Company and the Placement Agent, pursuant to which the Company paid the Placement Agent (i) a cash fee equal to 8.00% of the aggregate gross proceeds from proceeds raised in the PIPE Offering and (ii) reimbursement for certain of out-of-pocket expenses, including for reasonable expenses and legal fees of up to $100,000.

Alabama Exclusive Private Label Manufacturing Agreement

On July 21, 2025, the Company signed and entered into that certain Exclusive Private Label Manufacturing Agreement (the “AAA Agreement”) with AAA Tuscaloosa, LLC (“AAA”). Although the AAA Agreement has a stated effective date of July 16, 2025, the AAA Agreement did not become a binding obligation of the Company until it was fully executed by the parties on July 21, 2025. AAA is acting as the name, image, and likeness (“NIL”) marketing agent for student-athletes attending the University of Alabama (the “University”). Pursuant to the terms of the AAA Agreement, AAA has engaged the Company to manufacture private label knit apparel products for the University as set forth in the AAA Agreement, but excluding any and all jerseys, polo shirts, collared shirts, quarter zips, and t-shirts or sweatshirts featuring the NIL, or trademark owned by a student-athlete or any game-related or team-related content (the “Alabama Exclusive Apparel Products”). Such Alabama Exclusive Apparel Products, manufactured exclusively by the Company, are to be sold directly by AAA through its website or any brick-and-mortar locations in Tuscaloosa, Alabama.

The Company has general discretion to develop designs, technical specifications, and prototypes for the Alabama Exclusive Apparel Products and has agreed to use its best efforts to invest approximately $1,000,000 in its continued marketing, technology and product development by the end of 2025, with the majority of such investment to be deployed by the Company on digital ad spend, influencer marketing and related expenses.

The AAA Agreement is for a term of 3-years (the “Alabama Term”), with the option to renew for successive one-year terms. During the Alabama Term, AAA has agreed to only engage the Company to produce the Alabama Exclusive Apparel Products. In exchange, the Company agreed to issue AAA $1,000,000 worth of the Company’s common stock, for each year of the Alabama Term (the “AAA Shares”). In the event the Alabama Term is extended, the Company shall issue AAA an additional $1,000,000 of common stock for each such one-year extension. The number of AAA Shares issued shall be based on the volume-weighted average price (“VWAP”) of the common stock, shall vest immediately upon issuance, and include a guaranteed make-whole provisions for the first 15-months to guarantee the total dollar value of the AAA Shares, such that if the price of the common stock declines, the Company shall issue either additional shares of common stock or cash to make up such difference (the “Make Whole Guarantee”). Any additional AAA Shares shall be registered and made available for sale, subject to the approval of the SEC, and shall be delivered to AAA within 90 days following each anniversary of the effective date of the AAA Agreement, provided that AAA continues to maintain its exclusive engagement with the Company.

The issuance of the AAA Shares is subject to approval by the Company’s existing shareholders, and the Company has agreed to file a registration statement with the SEC covering the resale of the AAA Shares by September 15, 2025.

Pursuant to the AAA Agreement, AAA assigned all of its voting interests with respect to its shares of Company common stock via proxy to John Hilburn Davis IV, the Company’s President and Chief Executive Officer.

Traffic Holdco Private Label Manufacturing Agreement

On July 21, 2025, the Company entered into that certain Exclusive Private Label Manufacturing Agreement (the “Traffic Holdco Agreement”) with Traffic Holdco, LLC,(“Traffic Holdco”). While the Traffic Holdco Agreement has a stated effective date of July 16, 2025, the Traffic Holdco Agreement did not become a binding obligation of the Company until it was fully executed by the parties on July 21, 2025. Traffic Holdco is acting as the NIL marketing agent for many universities (the “University Clients”) and hold the necessary licenses (the “Local Licenses”) to grant exclusive manufacturing rights to produce apparel products bearing the University Clients logos and trademarks, and using student-athlete NIL for distribution as a local licensee of the University Clients.

Pursuant to the terms of the Traffic Holdco Agreement, Traffic Holdco engaged the Company to manufacture private label knit apparel products for the University Clients as set forth in the Traffic Holdco Agreement, but excluding any and all jerseys, polo shirts, collared shirts, quarter zips, and t-shirts or sweatshirts featuring the NIL, or trademark owned by a student-athlete or any game-related or team-related content (the “University Client Exclusive Apparel Products”). Such University Client Exclusive Apparel Products, manufactured exclusively by the Company, are to be sold directly by the University Clients through their respective websites or any brick-and-mortar locations within close proximity to such University Clients.

Traffic Holdco has guaranteed that at least three University Clients will grant the Company exclusive manufacturing rights with respect to University Client Exclusive Apparel Products, whereby each of the University Clients will enter into a private label manufacturing agreement (each, an “Authorized Manufacturing Agreement”) with the Company, with current plans to secure additional agreements from collegiate institutions, including, but not limited to, instructions from the Southeastern Conference and the Big Ten Conference.

The Company has general discretion to develop designs, technical specifications, and prototypes for the University Client Exclusive Apparel Products. In connection with the Company’s continued marketing, technology and product development initiatives, it has agreed to use its best efforts to invest approximately $1,000,000 during the first year of each Authorized Manufacture Agreement it enters into with each University Client, with the majority of such investment to be deployed by the Company on digital ad spend, influencer marketing and related expenses.

The Traffic Holdco Agreement is for a term of three years (the “Traffic Holdco Term”), with the option to renew for successive one-year terms, and Traffic Holdco has agreed to engage the Company on an exclusive basis to produce the University Client Exclusive Apparel Products during the Traffic Holdco Term. In exchange, the Company agreed to issue Traffic Holdco $1,000,000 worth of Company’s common stock for each year of the Traffic Holdco Term for each University Client that enters into an Authorized Manufacturer Agreement with the Company (such shares, the “Traffic Holdco Shares”). The Traffic Holdco Shares will be issued to Traffic Holdco up front for all three years of the Traffic Holdco Term and are to be issued upon the signing of each subject Authorized Manufacturer Agreement. For example, if three University Clients enter into an Authorized Manufacturer Agreements, the Company will issue $9,000,000 worth of common stock to Traffic Holdco, or $3,000,000 worth of common stock per University Client. The number of Traffic Holdco Shares to be issued is based on the VWAP of the common stock

The Traffic Holdco Shares shall vest immediately upon issuance, and are subject to the same terms and provisions of the Make Whole Guarantee applicable to the AAA Shares discussed above, provided that Traffic Holdco continues to maintain its exclusive engagement with the Company. The issuance of the Traffic Holdco Shares is subject to approval by the Company’s existing shareholders, and the Company has agreed to file a registration statement with the SEC covering the resale of the Traffic Holdco Shares by September 15, 2025.

NOTE 15: SUBSEQUENT EVENTS

Private Placement

On or around January 17, 2025, the Company closed a private placement pursuant to a securities purchase agreement with a certain accredited investor, pursuant to which the Company agreed to issue and sell, in a private placement, a promissory note in the principal amount of $121,900 (the “January 2025 Note”). The January 2025 Note is convertible into common stock upon default at a conversion price equal to 61% of the lowest closing bid price during the ten trading days prior to the conversion date. The January 2025 Note provides that the total number of shares of common stock that may be issued upon conversion thereof shall not exceed 19.99% of the shares of Common Stock outstanding as of the issuance date of the January 2025 Note.

Vendor Agreement

On or around January 20, 2025, the Company entered into a vendor agreement (the “Vendor Agreement”) with MavDB Consulting LLC (the “Vendor”). The engagement of the Vendor is for a five (5) year period and the vendor services to be provided include, but are not limited to, product content production, social media marketing, engagement of influencers and student athletes for product awareness, and event and staffing costs (the “Services”). In consideration for the Services, the Company will pay the Vendor a vendor fee equal to $3,000,000 (the “Cash Fee”) within thirty calendar days after the date of the Vendor Agreement (the “Payment Period”), provided, however, that Vendor may elect to receive the Vendor Shares (as defined below) and/or Vendor Pre-Funded Warrants (as defined below) as described below in lieu of the Cash Fee by providing written notice to the Company of such election during the Payment Period (the “Written Notice”). The “Vendor Shares” shall mean a number of Common Stock equal to the Cash Fee divided by $1.45, provided, however, if the issuance of any of the Vendor Shares would cause the Vendor to exceed 4.99% of the of the outstanding Common Stock, as determined in accordance with Section 16 of the Exchange Act and the regulations promulgated thereunder, then the Company shall instead issue to Vendor pre-funded warrants (the “Vendor Pre-Funded Warrants”) for the purchase of the amount of Vendor Shares in excess of the beneficial ownership limitation, provided, further, that if the Vendor specifies in the Written Notice that the Vendor elects to receive Vendor Pre-Funded Warrants in lieu of the entire amount of the Vendor Shares, then the Company shall instead issue to Vendor the Vendor Pre-Funded Warrants to purchase the entire amount of the Vendor Shares. The Vendor delivered the Written Notice to the Company during the Payment Period and the Company issued the Vendor Pre-Funded Warrants for the purchase of 2,068,965 shares of Common Stock to Vendor on January 21, 2025.

The Vendor Pre-Funded Warrants have an initial exercise price per share of Common Stock equal to $0.01. The Vendor Pre-Funded Warrants are immediately exercisable and will expire five (5) years after the issuance date of the Vendor Pre-Funded Warrants. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events. The Vendor Pre-Funded Warrants will be exercisable, at the option of the Vendor, in whole or in part, by delivering to us a duly executed exercise notice accompanied by payment in full for the number of shares of Common Stock purchased upon such exercise (except in the case of a cashless exercise). The Vendor (together with its affiliates) may not exercise any portion of the Vendor Pre-Funded Warrants to the extent that the Vendor would own more than 4.99% of the outstanding shares of Common Stock immediately after exercise, except that upon at least 61 days’ prior notice from the Vendor to us, the Vendor may increase the amount of beneficial ownership of outstanding shares after exercising the Vendor’s Pre-Funded Warrants up to 9.99% of the number of our shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Vendor Pre-Funded Warrants. In lieu of making the cash payment otherwise contemplated to be made to us upon such exercise in payment of the aggregate exercise price, the Vendor may elect instead to receive upon such exercise (either in whole or in part) the number of shares of Common Stock determined according to a formula set forth in the Vendor Pre-Funded Warrants.

Promissory Note

On January 22, 2025, the Company issued a promissory note in the principal amount of $260,000.00 (the “Second Note”) to an accredited investor (“Investor”), pursuant to which the Investor made a loan to the Company. The Second Note carries an original issue discount of $60,000.00, and accordingly the purchase price of the Second Note is $200,000.00. The Second Note matures on April 22, 2025, and contains customary events of default. Upon the occurrence of any event of default under the Second Note, the Second Note will become immediately due and payable in an amount equal to the outstanding principal and accrued interest under the Second Note plus default interest at the rate of sixteen percent (16%) per annum.

Securities Purchase Agreement

On February 13, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best efforts offering (the “Offering”) 11,365,340 units (the “Units”), including (i) 125,535 units consisting of one share of common stock, par value $0.0001 per share (the “Common Stock”) and two warrants to purchase one share of Common Stock each (the “Share Unit Warrants”), at a purchase price per unit equal to $0.66, and (ii) 11,239,805 units consisting of a pre-funded warrant to purchase one share of Common Stock (“Pre-Funded Warrants”), immediately exercisable at an exercise price of $0.0001 per share, and two warrants to purchase one share of Common Stock each (the “PFW Unit Warrants, and collectively with the Share Unit Warrants, the “Warrants”), at a purchase price per unit equal to $0.6599. The Warrants may be exercised for an aggregate of 22,730,680 shares of Common Stock at an exercise price equal to $0.66 per share, subject to adjustment for stock splits and similar events. The Purchase Agreement contains customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on February 18, 2025.

The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived

The Warrants may be exercised commencing on the issuance date and expire one year from issuance. The Warrants are exercisable for cash at an exercise price of $0.66 per share; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Warrants. The exercise of the Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Warrants held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.

At the closing of the Offering, the Company issued warrants to RBW Capital Partners LLC, acting through Dawson James Securities, Inc. (the “Placement Agent”), for the purchase of 568,267 shares of Common Stock at an exercise price of $0.759 per share (the “Placement Agent Warrants”), which is equal to 115% of the price per Unit. The Placement Agent Warrants are exercisable at any time commencing six (6) months from the date of commencement of sales in the Offering and expiring five (5) years from the commencement of sales in the Offering. During the aforementioned six (6) month period, the Placement Agent Warrant may not be sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Placement Agent Warrant pursuant to FINRA Rule 5110(e)(1)(A).

The Common Stock, Pre-Funded Warrants, Common Stock issuable upon exercise of the Pre-Funded Warrants, Warrants, Common Stock issuable upon exercise of the Warrants, Placement Agent Warrants, and Common Stock issuable upon exercise of the Placement Agent Warrants were offered pursuant to a registration statement on Form S-1 (File No. 333-284508), as filed with the Securities and Exchange Commission (the “Commission”) on January 27, 2025, as amended, and was declared effective on February 11, 2025 (the “Registration Statement”).

The Placement Agent acted as the exclusive placement agent for the Offering pursuant to a Placement Agency Agreement dated February 13, 2025 (the “Placement Agency Agreement”) by and between the Company and the Placement Agent. The Placement Agency Agreement contains customary conditions to closing, representations and warranties of the Company, and termination rights of the parties, as well as certain indemnification obligations of the Company and ongoing covenants for the Company.

The Offering resulted in gross proceeds to the Company of approximately $7,500,000, before deducting placement agent fees and commissions and other offering expenses, and excluding proceeds to the Company, if any, that may result from the future exercise of the Pre-Funded Warrants or Warrants issued in the Offering. As compensation to the Placement Agent, as the exclusive placement agent in connection with the Offering, the Company paid to the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering (which amount shall not include any additional proceeds the Company may receive from the exercise of the Warrants, or the Pre-Funded Warrants, issued in this Offering) and reimbursement of up to $150,000 for expenses of legal counsel and other actual out-of-pocket expenses.

Asset Purchase Agreement

On April 1, 2025, the Company entered into an Asset Purchase Agreement (the “Open Daily APA”) with Open Daily Technologies Inc. (“Open Daily”). Pursuant to the terms of the Open Daily APA, the Company agreed to purchase, and Open Daily agreed to sell certain intellectual property owned by Open Daily, including, but not limited to, patent applications, trademarks, and software products and platforms (the “Open Daily Assets”), but not any liability or obligation of Open Daily in connection with the Company’s purchase of the Open Daily Assets, in exchange for the issuance by the Company of 344,827 shares of the Company’s common stock (the “Open Daily Acquisition”). The Open Daily Acquisition closed on April 2, 2025.

The Open Daily APA contains certain covenants, representations, warranties and closing conditions customary for an agreement of this type, including, but not limited to, non-competition and non-solicitation provisions.

Exercise of Pre-Funded Warrants

In February 2025, an aggregate of 2,728,750 pre-funded warrants were exercised for shares of common stock.